Investments in Affiliates (Schedule of Transactions with Affiliates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Purchases	$ 163	$ 190	$ 169
Sales	1	10	8
Interest income	$ 0	$ 1	$ 1